CONVERTIBLE NOTES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Convertible Debt

The following table provides a summary of the activity of the Company's unsecured, convertible, promissory notes:

	Principal Balance 12/31/2020	Less: Discount Balance	Net Principal Balance 12/31/2020	Principal Balance 9/30/2021	Less: Discount Balance	Net Principal Balance 9/30/2021
BD1 Notes (related party)	$10,500,000	$(2,936,952)	$7,563,048	$9,900,000	$(2,351,060)	$7,548,940
Nanyang Notes	-	-	-	600,000	(142,488)	457,512
Crowdex Note (related party)	250,000	—	250,000	250,000	—	250,000
	$10,750,000	$(2,936,952)	$7,813,048	$10,750,000	$(2,493,548)	$8,256,452

The following table provides a summary of the activity of the Company's unsecured, convertible, promissory notes:

	Principal Balance 12/31/2018	New Notes	Notes assigned or exchanged	Notes converted	Principal Balance 12/31/2019	Less: Discount Balance	Net Principal Balance 12/31/2019
October 2016 Notes	$330,000	$—	$—	$—	$330,000	$—	$330,000
St. George Notes	1,099,233	(172,500)	—	(309,070)	617,663	—	617,663
BayBridge Notes	62,500	—	1,160,000	(281,900)	940,600	(408,333)	532,267
Bellridge Notes	455,000	510,000	(226,000)	(243,000)	496,000	(382,500)	113,500
Power Up Notes	225,000	149,500	—	(267,680)	106,820	(26,566)	80,254
EMA Note	75,000	—	(75,000)	—	—	—	—
Widjaja Note	—	330,000	—	—	330,000	(1)	329,999
GS Capital Notes	—	178,568	75,000	(84,068)	169,500	(44,167)	125,333
	$2,246,733	$995,568	$934,000	$(1,185,718)	$2,990,583	$(861,567)	$2,129,016

	Principal Balance 12/31/2019	New Notes	Notes assigned or exchanged	Notes converted	Principal Balance 12/31/2020	Less: Discount Balance	Net Principal Balance 12/31/2020
October 2016 Notes	$330,000	$—	$(330,000)	$—	$—	$—	$—
St. George Notes	617,663	—	(617,663)	—	—	—	—
BayBridge Notes	940,600	—	(940,600)	—	—	—	—
Bellridge Notes	496,000	—	(451,000)	(45,000)	—	—	—
Power Up Notes	106,820	—	(106,820)	—	—	—	—
Widjaja Note	330,000	—	(330,000)	—	—	—	—
GS Capital Notes	169,500	—	(169,500)	—	—	—	—
Penumbra Note (related party)	—	250,000	(250,000)	—	—	—	—
BD1 Notes (related party)	—	10,500,000	—	—	10,500,000	(2,936,952)	7,563,048
Crowdex Note (related party)	—	—	250,000	—	250,000	—	250,000
	$2,990,583	$10,750,000	$(2,945,583)	$(45,000)	$10,750,000	$(2,936,952)	$7,813,048

Schedule of Debt Conversions

The following table summarizes the conversion activity of this note:

Conversion Period	Principal Converted	Interest Converted	Common Shares Issued
Q1 2019	115,000	-	9,595,327
	$115,000	$-	9,595,327

Since conversions began in the first quarter of 2018, the interest associated with conversions has been added back into the principal of the notes. The following table summarizes the activity of adding the interest to principal:

Period	Interest converted to Principal
Q1 2019	171,152
$171,152

The following table summarizes the conversion activity of this note:

Conversion Period	Principal Converted	Interest Converted	Common Shares Issued
Q1 2019	106,750	—	58,503,244
Q2 2019	59,320	—	86,636,364
Q3 2019	89,000	—	457,222,222
Q4 2019	54,000	—	540,000,000
	$309,070	$—	1,142,361,830

The following table summarizes the conversion activity of these notes:

Conversion Period	Principal Converted	Interest Converted	Common Shares Issued
Q1 2019	90,500	3,278	47,400,806
Q2 2019	88,500	2,079	141,822,223
Q3 2019	86,000	2,261	616,247,346
Q4 2019	16,900	789	176,886,700
	$281,900	$8,407	982,357,075

The following table summarizes the conversion activity of these notes:

Conversion Period	Principal Converted	Interest Converted	Common Shares Issued
Q1 2019	65,615	4,507	38,696,339
Q2 2019	47,385	3,874	68,142,087
Q3 2019	89,000	9,779	529,061,862
Q4 2019	41,000	5,404	464,037,300
Q2 2020	45,000	2,133	471,328,800
	$288,000	$25,697	1,571,266,388

The following table summarizes the conversion activity of these notes:

Conversion Period	Principal Converted	Interest Converted	Common Shares Issued
Q1 2019	$182,500	$7,300	95,014,902
Q2 2019	42,500	1,700	47,155,556
Q3 2019	14,600	—	155,824,176
Q4 2019	28,080	—	280,800,000
	$267,680	$9,000	578,794,634

The following table summarizes the conversion activity of these notes:

Conversion Period	Principal Converted	Interest Converted	Common Shares Issued
Q2 2019	$15,000	$763	17,321,692
Q3 2019	57,718	4,284	335,425,736
Q4 2019	11,350	719	120,697,800
	$84,068	$5,766	473,445,228